Commitments, Significant Contracts and Contingencies	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments, Significant Contracts and Contingencies

17.         Commitments, Significant Contracts and Contingencies

 Management and Service Agreements:

 As at February 29, 2020, the Company is party to the following contractual commitments:

Party	Monthly Commitment	Expiry Date
C.A.B Financial Services	CAD $29,167	January 1, 2022
Docherty Management Ltd.	CAD $25,000	January 1, 2022
M&E Services Ltd.	CAD $12,960	June 1, 2021
Corporate development	CAD $1,000	Month to Month
Office management	CAD $10,000	August 15, 2022
Research & development	CAD $3,854	Month to Month
Office rent(1)	CAD $4,823	November 15, 2023

 Corporate Offices

 (1) Corporate office and R&D lab space leased in Kelowna, British Columbia, Canada until November 15, 2023 with an option to extend an additional five years.

18.	Commitments, Significant Contracts and Contingencies

Management and Service Agreements

As at August 31, 2019, the Company is party to the following contractual commitments:

Party	Monthly Commitment	Expiry Date
C.A.B Financial Services (6)	CAD $29,167	January 1, 2022
Docherty Management Ltd. (6)	CAD $25,000	January 1, 2022
M&E Services Ltd. (1)(2)	CAD $12,960	June 1, 2021
Corporate Development (3)(4)	CAD $1,000	Month to Month
Corporate Development (3)(4)	CAD $8,000	Month to Month
Investor relations and communications – Alex Blanchard Capital(1)	CAD $7,500	Month to Month
Office Management(7)	CAD $10,000	August 15, 2022
Research & Development	CAD $3,854	Month to Month
Office Rent(5)	CAD $4,823	November 15, 2023

Revenue Incentive Milestones
(1)	100,000 common shares issuable upon the Company achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period for the first 12 months of the contract, plus a further 50,000 common shares issuable upon achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period, during the 13th - 24th months of the contract. If the Company achieves non-refundable revenues of $500,000 in any fiscal quarter, a further 200,000 common shares may be issuable during the first 12 months of the contract and 100,000 common shares during the 13th - 24th months of the contract.

Intellectual Property Milestones
(2) During the term of the agreement, for each provisional patent application substantively devised and successfully created, written, and filed with the U.S. Patent Office for the Company’s Technology, 250,000 restricted common shares of the Company will be issuable.

Corporate Development Milestones
(3)

For new customers sourced by a Consultant for the first 12 months of the contract; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period would result in a restricted common share award of 100,000 Company shares (not achieved); and, during the 13th - 24th months of the contract; a restricted common share award of 50,000 Company shares may be achieved; this clause is limited to one payment per customer during the 12-month period, but payable on each customer that meets these sales/licensing thresholds.

(4)

For new customers sourced by a Consultant for the first 12 months of the contract; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 200,000 Company shares (not achieved); and, during the 13th - 24th months of the contract; for combined Lexaria Energy and ViPova products and including all sales efforts, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 100,000 Company shares; this clause is limited to one payment per fiscal quarter.

Corporate Offices
(5)

 Corporate office and R&D lab space leased in Kelowna, British Columbia, Canada until November 15, 2023 with an option to extend an additional five years. Base rent is CDN$12.56 per square foot until November 14, 2019, CDN$12.86 per square foot until November 14, 2021 and CDN$13.21 per square foot until November 14, 2023 plus common area maintenance and taxes.

Performance Incentives
(6)

A performance bonus equal to 50% of the annual compensation may be payable upon the completion of certain performance criteria as determined by the board of directors of Lexaria. Compensation equal to 2% of the consideration received by the Company from the sale of a subsidiary, excluding certain circumstances. Certain compensation to be paid upon a change of control excluding certain circumstances and participation in the Company’s approved stock option plans.

(7)

Compensation equal to 0.4% of the consideration received by the Company from the sale of a subsidiary, excluding certain circumstances. Certain compensation to be paid upon a change of control excluding certain circumstances and participation in the Company’s approved stock option plans.

[1],[2]

[1]	100,000 common shares issuable upon the Company achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period for the first 12 months of the contract, plus a further 50,000 common shares issuable upon achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period, during the 13th - 24th months of the contract. If the Company achieves non-refundable revenues of $500,000 in any fiscal quarter, a further 200,000 common shares may be issuable during the first 12 months of the contract and 100,000 common shares during the 13th - 24th months of the contract.
[2]	During the term of the agreement, for each provisional patent application substantively devised and successfully created, written, and filed with the U.S. Patent Office for the Company’s Technology, 250,000 restricted common shares of the Company will be issuable.